Intangible Assets - Summary of Intangible Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ 1,036	₩ 234	₩ 392	₩ 392
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	64	115	233	233
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	77	89	109	₩ 109
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	895	30	50
Acquisition Price
Disclosure Of Intangible Assets [Line Items]
Intangible assets	14,384	13,236	13,240
Acquisition Price | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	10,536	10,527	10,506
Acquisition Price | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	517	505	509
Acquisition Price | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	3,331	2,204	2,225
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(13,348)	(13,002)	(12,848)
Accumulated Amortization | Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(10,472)	(10,412)	(10,273)
Accumulated Amortization | Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(440)	(416)	(400)
Accumulated Amortization | Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets	₩ (2,436)	₩ (2,174)	₩ (2,175)